Financial results (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Results
Finance income	$ 38,102,053	$ 39,402,492	$ 22,870,538
Finance costs	(97,165,278)	(77,023,048)	(75,930,875)
Gains (losses) on exchange differences	(17,797,269)	(65,944,570)	(20,173,381)
Result as per adjustment units	$ (10,722,033)	$ (14,025,895)	$ 1,198,565